Note 17 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrant shares outstanding (in shares)	2,134,501	347,543
Term (Year)	5 years	5 years
Warrant exercise price (in dollars per share)	$ 2.30	$ 19.70
Warrant fair value liability	$ 3,332	$ 3,222